CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net profit	$ 88,073	$ 133,379	$ 301,656
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	3,478	3,599	5,681
Change in employees plan assets and benefit obligations, net of taxes	(1,118)	269	511
Unrealized gain (loss) on derivatives	3,696	(2,704)	1,796
Comprehensive income	94,129	134,543	309,644
Comprehensive loss (income) attributable to non-controlling interest	1,063	407	(6,565)
Comprehensive income attributable to the Company	$ 95,192	$ 134,950	$ 303,079